Revenues, Anti-Abeta Antibody in AD - 2006 Agreement with Genentech (Details) SFr in Thousands, $ in Millions	3 Months Ended								12 Months Ended
	Dec. 31, 2018 CHF (SFr)	Sep. 30, 2018 CHF (SFr)	Jun. 30, 2018 CHF (SFr)	Mar. 31, 2018 CHF (SFr)	Dec. 31, 2017 CHF (SFr)	Sep. 30, 2017 CHF (SFr)	Jun. 30, 2017 CHF (SFr)	Mar. 31, 2017 CHF (SFr)	Dec. 31, 2018 CHF (SFr) Payment	Dec. 31, 2018 USD ($) Payment	Dec. 31, 2017 CHF (SFr)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CHF (SFr)	Dec. 31, 2016 USD ($)	Dec. 31, 2018 USD ($)	Mar. 31, 2017 USD ($)
Revenues [Abstract]
Recognized revenues | SFr	SFr 1,403	SFr 2,305	SFr 2,028	SFr 1,458	SFr 16,422	SFr 1,074	SFr 753	SFr 2,006	SFr 7,194		SFr 20,255		SFr 23,214
Anti-Abeta Antibody in AD [Member] | 2006 Agreement with Genentech [Member]
Revenues [Abstract]
Period to provide notice of termination of agreement									3 months	3 months
Cumulative payments received	70,100								SFr 70,100						$ 65
Milestone payment recognized									31,600	$ 25
Milestone payment received									SFr 38,200	$ 40
Up-front consideration received								SFr 31,600								$ 25
Number of milestone payments received | Payment									3	3
Recognized revenues | $										$ 0		$ 0		$ 0
Anti-Abeta Antibody in AD [Member] | 2006 Agreement with Genentech [Member] | Bottom of Range [Member]
Revenues [Abstract]
Total potential collaboration agreement value	339,000								SFr 339,000						340
Total potential collaboration agreement value remaining	SFr 274,000								SFr 274,000						$ 275